Note 5. Notes Payable.	12 Months Ended
Dec. 31, 2014
Notes
Note 5. Notes Payable.

Note 5. Notes Payable.

Convertible Notes Payable

On October 2, 2009, we issued to our former President and principal shareholder a convertible promissory note in the principal amount of $35,000 bearing interest of 12% per annum (the "2009 Note") in consideration of cash advances made to the Company. The 2009 Note provided for an initial conversion price of $0.10 per share. On March 24, 2014, the board authorized a reduction of the interest rate from 12% per annum to 1% per annum and an adjustment of the conversion rate from $0.10 per share to $0.01 per share. The maturity date was extended from December 31, 2014 to July 1, 2016. On March 24, 2014, our former President and principal shareholder transferred and assigned the 2009 Note and its related accrued interest to five unaffiliated parties each of which have the same interest rate and conversion price.

On August 1, 2011, we issued to our former President and principal shareholder a convertible promissory note in the principal amount of $50,000 bearing interest of 12% per annum (the "2011 Note") in consideration of cash advances made to the Company. The 2011 Note provided for an initial conversion price of $0.03 per share. On March 24, 2014, the board authorized a reduction of the interest rate from 12% per annum to 1% per annum and an adjustment of the conversion price from $0.03 per share to $0.01 per share. The maturity date was extended from December 31, 2014 to July 1, 2016. On March 24, 2014, our former President and principal shareholder transferred and assigned the 2011 Note and its related accrued interest to five unaffiliated parties, each of which have the same interest rate and conversion price.

On March 24, 2014, we issued a convertible promissory note in the amount of $40,000 to an unaffiliated party in consideration for past services provided to the Company. The Note bears interest at the rate of 1% per annum, is due and payable on March 24, 2015 and is convertible at a price of $0.005 per share. On March 24, 2014, the holder of the 2014 Note transferred and assigned the 2014 Note to five unaffiliated parties bearing the same interest rate and conversion price. In connection with the transfer and assignment of the 2014 Note, the Company agreed to extend the maturity date from March 24, 2015 to July 1, 2016.

In accordance to FASB ASC 815, Accounting for Derivative Instruments and Hedging Activities, we evaluated the holder’s non-detachable conversion right provision and liquidated damages clause, contained in the terms governing the Note to determine whether the features qualify as an embedded derivative instruments at issuance. Such non-detachable conversion right provision and liquidated damages clause did not need to be accounted for as derivative financial instruments.

In accordance with FASB ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was less than the quoted market price at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. The BCF of $125,000 has been recorded as a discount to the 2014 notes payable and a corresponding entry to Additional Paid-in Capital. We generally amortize this discount to expense over the stated term of the each note.

On December 10, 2014, all fifteen convertible promissory notes in the aggregate principal amount of $125,000 converted to 4,125,000 shares (16,500,000 pre-reverse stock split) consistent with the provisions of the notes. Upon the conversion all remaining unamortized debt discount arising from the BCF was immediately accelerated. This resulted in $125,000 of amortization expense in 2014. Related accrued interest of $35,295 was not included in the conversion and remains unpaid at December 31, 2014.

Note Payable - Not Convertible

On December 15, 2014, we issued a promissory note in the amount of $22,375 to an unaffiliated party in consideration for payments made to outside service providers of the Company. The Note bears interest at the rate of 1% per annum, is due and payable on January 15, 2016 and is not convertible to common stock.

We concluded that these notes have a stated rate of interest that is different from the rate of interest that is appropriate for this type of debt at the date of the transaction. ay Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. The resultant charge of $6,280 to interest expense was considered a contribution of capital.

For the period ended December 31, 2014 the Company has recognized $3,255 in accrued interest expense related to the stated interest rate on the notes and has recognized $17,490 in imputed interest expense. Interest expense in 2013 consisted of $10,200 in accrued interest at the stated rate.